NON-CONTROLLING INTERESTS - Subsidiary's Offering of Its Equity Interests (Details) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 26, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥) shares	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2023	Jan. 25, 2022
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					¥ 600,217	¥ 10,292	¥ 17,000
Repurchase of ordinary shares of Jiangxi Jinko						(300,087)
Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					414,555	10,292	17,000
Repurchase of ordinary shares of Jiangxi Jinko						(178,718)
Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					¥ 185,662	0	0
Repurchase of ordinary shares of Jiangxi Jinko						(121,369)
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Ownership interest held	58.62%
Amount of dividends declared						2,235,000	890,000	¥ 230,000
Amount of dividends distributed						¥ 922,000	¥ 368,000	¥ 95,000
Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership			73.30%	73.30%
Non-controlling interests' ownership of the subsidiary		41.20%							41.38%
Repurchase of ordinary shares (in shares) | shares		29,721,264
Treasury stock, value, acquired, cost method		¥ 300,000
Treasury stock, shares, acquired | shares		29,721,264
Jiangxi Jinko | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Repurchase of ordinary shares of Jiangxi Jinko		¥ 121,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership					58.80%
Non-controlling interests' ownership of the subsidiary	41.38%									26.72%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 9,723,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	6,419,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 3,304,000
JinkoSolar Investment Limited. ("Paker")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership					100.00%
JinkoSolar International Development Limited.
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net of cash disposed of, cash payment from, disposal of subsidiaries			¥ 3,100,000	$ 461
Contribution from non-controlling interest shareholders			¥ 140,000
JinkoSolar International Development Limited. | Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership			26.70%	26.70%